Equity (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jul. 12, 2018	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2015
Preferred stock, shares authorized			20,000,000	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock option awards vesting period, description			Stock option awards generally vest ratably over a one to four year period and expire ten years after the date of grant.
Vesting period			10 years
Restricted stock outstanding
2015 and 2005 Incentive Plans [Member]
Share-based compensation arrangement by share-based payment award, number of shares authorized			328,125	328,125
2015 Incentive Plan [Member]
Share-based compensation arrangement by share-based payment award, shares available for future issuance			41,880	31,409
ILL-Sino Development Inc [Member]
Stock issued during period, shares issued for services		2,862
Shares issued, price per share		$ 24.64
Stock issuance expense	$ 71			$ 71